GOODWILL AND INTANGIBLE ASSETS (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Finite-Lived Intangible Assets [Line Items]
Additions to goodwill			$ 21,500
Impairment of goodwill	$ 0		0
Gross Carrying Amount	15,821		15,821	$ 4,200
Accumulated Amortization	(6,712)		(3,565)	(613)
Net Carrying Amount	9,109		12,256	3,587
Domain name intangible assets, not subject to amortization	200		200	200
Amortization expense for intangible assets	3,100	$ 1,900	2,900	600	$ 0
Developed technology
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	2,921		2,921	2,900
Accumulated Amortization	(2,921)		(1,879)	(423)
Net Carrying Amount	$ 0		$ 1,042	$ 2,477
Weighted Average Useful Life (Years)	2 years		2 years	2 years
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 7,400		$ 7,400	$ 900
Accumulated Amortization	(2,295)		(990)	(131)
Net Carrying Amount	$ 5,105		$ 6,410	$ 769
Weighted Average Useful Life (Years)	5 years		5 years	2 years
Trademarks
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 5,400		$ 5,400	$ 300
Accumulated Amortization	(1,396)		(631)	(44)
Net Carrying Amount	$ 4,004		$ 4,769	$ 256
Weighted Average Useful Life (Years)	5 years		5 years	2 years
Non-competition agreements
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 100		$ 100	$ 100
Accumulated Amortization	(100)		(65)	(15)
Net Carrying Amount	$ 0		$ 35	$ 85
Weighted Average Useful Life (Years)	2 years		2 years	2 years
OS National LLC
Finite-Lived Intangible Assets [Line Items]
Additions to goodwill			$ 21,500
Open Listings Co
Finite-Lived Intangible Assets [Line Items]
Additions to goodwill				$ 9,400